Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 12,236	$ 13,422
Accounts receivable, net	33,368	8,792
Inventories	26,489	30,197
Prepaid expenses and other current assets	861	1,077
Total Current Assets	72,954	53,488
Property and equipment, net	23,947	27,859
Right of use asset, net	5,511
Deposits and other assets	5,340	10
TOTAL ASSETS	107,752	81,358
CURRENT LIABILITIES
Current portion of long-term debt	24,000	24,000
Current portion of lease liabilities	1,105
Accounts payable		2,421
Accounts payable	4,147	6,059
Accrued expenses	13,817	11,556
Bonus payable		3,638
Total Current Liabilities	43,069	41,615
Long-term debt, net of deferred finance costs	195,054	211,887
Lease liabilities	4,995
Line of credit	15,000	20,000
Other liabilities		409
TOTAL LIABILITIES	258,118	273,911
MEMBERS' DEFICIT	(150,366)	(192,553)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 107,752	$ 81,358